Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative Financial Instruments

NOTE 8. DERIVATIVE FINANCIAL INSTRUMENTS

FORWARD PURCHASE-SALE OF FOREIGN CURRENCY WITHOUT DELIVERY OF THE UNDERLYING ASSET

Mercado Abierto Electrónico (MAE) and Rosario Futures Exchange (ROFEX) have trading environments for the closing, recording and settlement of financial forward transactions carried out among its agents, being Banco Galicia one of them. The general settlement mode for these transactions is without delivery of the traded underlying asset. Settlement is carried out on a daily basis, in Pesos, for the difference, if any, between the closing price of the underlying asset and the closing price or value of the underlying asset corresponding to the previous day, the difference in price being charged to income.

The transactions are recorded in Off-Balance Sheet Items for the notional value traded. The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line of Assets and/or Liabilities, as the case may be.

INTEREST RATE SWAPS

These transactions are conducted within the environment created by the MAE, and the settlement thereof is carried out on a daily or monthly basis, in Pesos, for the difference between the cash flows calculated using a variable rate (Badlar for private banks for time deposits of 30 to 35 days) and the cash flows calculated using a fixed rate, or vice versa, on the notional value agreed, the difference in price being charged to income.

CROSS CURRENCY SWAPS

These swap transactions in pesos and US Dollars relate to an exchange of a periodic flow of principal and interest. They are settled for the difference and it is a bilateral transaction with a counterparty abroad.

Both the interest rate swap and cross currency swaps are recorded in “Off-Balance Sheet Items” for the notional value traded. The accrued balances pending settlement are disclosed in the “Derivative Instruments” line of Assets and/or Liabilities, as the case may be.

WRITTEN AND PURCHASED CALL OPTIONS ON DOLLAR GOLD FUTURES WITHOUT DELIVERY OF THE UNDERLYING ASSET

These transactions have been conducted with the purpose of hedging the variable yield of the deposits received by Banco Galicia and set forth by the Argentine Central Bank.

The contract date, the term to exercise the option and the underlying asset are the same as those for the related deposit. Notional amounts have been computed so that the offset value of derivative financial instruments is similar to the variable yield of the investment. Changes in the value of the underlying asset at the time of the arrangement and at fiscal year-end, equivalent to the variable yield, have been recognized in income and are recorded under “Derivative Financial Instruments” line of Assets and/or Liabilities, as appropriate. Premiums received and/or paid have been accrued on a straight-line basis during the contract term.

WRITTEN AND PURCHASED DOLLAR FUTURES WITHOUT DELIVERY OF THE UNDERLYING ASSET

These transactions have been traded on ROFEX. Derivatives are accrued for at fair value. Premiums received are part of the fair value calculation.

The amounts of transactions conducted as of the indicated dates are as follows:

	Underlying Asset	Type of Settlement	12.31.18(*)	12.31.17(*)	01.01.17(*)
Forward Purchase – Sale of Foreign Currency
Purchases	Foreign currency	Daily difference	38,861,567	30,145,543	27,648,329
Sales	Foreign currency	Daily difference	32,277,374	28,042,761	—
Purchases by Customers	Foreign currency	Daily difference	3,673,954	583,221	396,281
Sales by Customers	Foreign currency	Daily difference	10,156,620	5,472,881	2,202,703
Interest Rate Swaps
Swaps	Others	Other	460,242	1,476	138,192
Cross Currency Swaps	Others	Other	1,561	—	—
Repo Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	1,965,824	1,672,194	3,032,245
Forward Sales	Government Securities	With delivery of the underlying asset	2,061,516	15,678,531	—
Call Options Bought and Written on Futures
Call Options Written on Dollar	Dollar		—	—	18,794
Call Options Purchase on Gold	Gold		—	—	275,484
Call Options Written on Gold	Gold		—	—	303,032

(*)	Notional values.

See Schedule O for further details.